Convertible Note Payable (PIK Notes)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Convertible Note Payable (PIK Notes)

NOTE 6 - CONVERTIBLE NOTE PAYABLE (PIK NOTES)

Convertible Notes Payable

During the fourth quarter of 2019, the Company entered into a series of unsecured convertible notes (the “Convertible Notes”). The Convertible Notes have a total principal amount of $420,000. The Convertible Notes accrue 6% interest per year payable on October 31, 2020 and on the end of each calendar year thereafter, payable by a corresponding increase in the principal amount of each Convertible Note that increases to 12% per year (the Default Rate”) in the case a default. The Company will pay (a “PIK Payment”) the interest due by adding such interest (including interest at the Default Rate) to the then-outstanding principal amount of the Convertible Notes on each interest payment date and on the maturity date. Each PIK Payment will be preceded by written notice from the Company to the Convertible Note holder setting forth in reasonable detail the amount of such PIK Payment and the principal amount of the Convertible Note following such PIK Payment. The Convertible Notes are due on November 6, 2023. The Convertible Notes are convertible into shares of the Company’s common stock with a conversion price of $1.25 per share, subject to adjustment in certain circumstances.

During the second quarter of 2020, the Company issued additional unsecured Convertible Notes in the aggregate principal amount of $850,000. The notes accrue 6% interest per year payable on October 31, 2020 and on the end of each calendar year thereafter, payable by a corresponding increase in the principal amount of each note that increases to 12% per year in the case of the notes entering default. The Company will pay (a “PIK Payment”) the interest due by adding such interest (including interest at the Default Rate) to the then-outstanding principal amount of the Notes on each interest payment date and on the Maturity Date. Each PIK Payment will be preceded by written notice from the Company to the Note holder setting forth in reasonable detail the amount of such PIK Payment and the principal amount of the Note following such PIK Payment. The notes are due on November 6, 2023. The notes are convertible into shares of the Company’s common stock with an exercise price of $1.25 per share.

During the third quarter of 2020, the Company issued additional unsecured Convertible Notes in the aggregate principal amount of $327,500. The notes accrue 6% interest per year payable on October 31, 2020 and on the end of each calendar year thereafter, payable by a corresponding increase in the principal amount of each note that increases to 12% per year in the case of the notes entering default. The Company will pay (a “PIK Payment”) the interest due by adding such interest (including interest at the Default Rate) to the then-outstanding principal amount of the Notes on each interest payment date and on the Maturity Date. Each PIK Payment will be preceded by written notice from the Company to the Note holder setting forth in reasonable detail the amount of such PIK Payment and the principal amount of the Note following such PIK Payment. The notes are due on November 6, 2023. The notes are convertible into shares of the Company’s common stock with an exercise price of $1.25 per share.

The Company has evaluated the terms of the Convertible Notes and determined that there are no derivative features in the Convertible Notes. These Convertible Notes do have a beneficial conversion feature and recorded a total debt discount of $356,204 with $104,204 being recorded in the nine months ended September 30, 2020. During the nine months ended September 30, 2020 and 2019, the Company amortized $63,342 and $0 of the debt discount, respectively. At September 30, 2020 and December 31, 2019, the Company had an unamortized debt discount of $286,042 and $245,179, respectively.

Katalyst Securities LLC acted as the Company’s placement agent (the “Placement Agent”) for the sale of the Convertible Notes. The Company paid the Placement Agent, including its sub-agents, a commission of 10% of the funds raised from the investors introduced by the Placement Agent. In addition, the Placement Agent will receive warrants to purchase a number of shares of common stock equal to 10% of the shares of common stock issuable upon conversion of the Notes sold to the investors who were introduced to us by the Placement Agent (See note 7). The Company recognized $104,090 in expenses related to the Placement Agent commission for this offering which were recorded as a debt discount. This debt discount is being amortized over the life of the notes from the private placement. Amortization for the nine months September 30, 2020 is nominal.

As of September 30, 2020 and December 31, 2019, the Company owes $1,597,500 and $420,000 on the outstanding Convertible Notes, respectively.

Maturity Date of Notes for Twelve Months Ending September 30,	Amount due
2021	$-
2022	-
2023	-
2024	1,597,500
2025	-
Total	$1,597,500

Convertible Notes Payable – Related Party

During the fourth quarter of 2019, the Company issued unsecured Convertible Notes in the aggregate principal amount of $250,000 to related parties. The notes accrue 6% interest per year payable on October 31, 2020 and on the end of each calendar year thereafter, payable by a corresponding increase in the principal amount of each Convertible Note that increases to 12% per year in the case of the notes entering default. The Company will pay (a “PIK Payment”) the interest due by adding such interest (including interest at the Default Rate) to the then-outstanding principal amount of the Notes on each interest payment date and on the Maturity Date. Each PIK Payment will be preceded by written notice from the Company to the Note holder setting forth in reasonable detail the amount of such PIK Payment and the principal amount of the Note following such PIK Payment. The notes are due on November 6, 2023. The notes are convertible into shares of the Company’s common stock with an exercise price of $1.25 per share.

During the second quarter of, 2020, the Company issued additional unsecured Convertible Notes in the aggregate principal amount of $50,000. The notes accrue 6% interest per year payable on October 31, 2020 and on the end of each calendar year thereafter, payable by a corresponding increase in the principal amount of each note that increases to 12% per year in the case of the notes entering default. The Company will pay (a “PIK Payment”) the interest due by adding such interest (including interest at the Default Rate) to the then-outstanding principal amount of the Notes on each interest payment date and on the Maturity Date. Each PIK Payment will be preceded by written notice from the Company to the Note holder setting forth in reasonable detail the amount of such PIK Payment and the principal amount of the Note following such PIK Payment. The notes are due on November 6, 2023. The notes are convertible into shares of the Company’s common stock with an exercise price of $1.25 per share.

During the third quarter of, 2020, the Company issued additional unsecured Convertible Notes in the aggregate principal amount of $100,000. The notes accrue 6% interest per year payable on October 31, 2020 and on the end of each calendar year thereafter, payable by a corresponding increase in the principal amount of each note that increases to 12% per year in the case of the notes entering default. The Company will pay (a “PIK Payment”) the interest due by adding such interest (including interest at the Default Rate) to the then-outstanding principal amount of the Notes on each interest payment date and on the Maturity Date. Each PIK Payment will be preceded by written notice from the Company to the Note holder setting forth in reasonable detail the amount of such PIK Payment and the principal amount of the Note following such PIK Payment. The notes are due on November 6, 2023. The notes are convertible into shares of the Company’s common stock with an exercise price of $1.25 per share.

The Company has evaluated the terms of the notes and determined that there are no derivative features in the note. The Convertible Notes issued to related parties have a beneficial conversion feature and, accordingly, the Company recorded a debt discount of $150,000 during the year ended December 31, 2019. No debt discount was recorded during the nine months ended September 30, 2020. During the nine months ended September 30, 2020 and 2019, the Company amortized $28,344 and $0 of the debt discount, respectively, on Convertible Notes issued to related parties. Additionally, a fee of $9,000 was expensed related to the notes. At September, 30, 2020 and December 31, 2019, the Company had an unamortized debt discount of $117,105 and $154,451, respectively, on Convertible Notes issued to related parties.

As of September 30, 2020 and December 31, 2019, the Company owes $400,000 and $250,000 on the outstanding notes, respectively, held by related parties.

Maturity Date of Notes for Twelve Months Ending September 30,	Amount due
2021	$-
2022	-
2023	-
2024	400,000
2025	-
Total	$400,000